Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
13.	NET INCOME (LOSS) PER SHARE

For the years ended December 31, 2014, 2015 and 2016, the Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. The Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two-class method of computing net loss per share, for ordinary shares, nonvested restricted shares and preferred shares according to the participation rights in undistributed earnings.

The calculation of net loss per share is as follows:

	For the years ended December 31,
	2014	2015	2016
Numerator:
Net (loss) income attributable to MomoInc.	$(25,415)	$13,697	$145,250
Deemed dividend to Series A-1 and Series A-2 shares	(30,910)	—	—
Deemed dividend to Series A-3 shares	(544)	—	—
Deemed dividend to Series B shares	(3,116)	—	—
Deemed dividend to Series C shares	(5,596)	—	—
Deemed dividend to Series D shares	(17,497)	—	—
Undistributed earnings allocated to Series A shares	—	—	—
Undistributed earnings allocated to Series B shares	—	—	—
Undistributed earnings allocated to Series C shares	—	—	—
Undistributed earnings allocated to Series D shares	—	—	—
Undistributed earnings allocated to participating nonvested restricted shares	—	(1,339)	(3,197)

Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary share-basic and diluted	$(83,078)	$12,358	$142,053

	For the years ended December 31,
	2014	2015		2016
Denominator:
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	85,293,775	342,646,282		377,335,923
Weighted average shares used in computing net (loss) income per participating nonvested restricted share	60,951,591	37,118,622		8,493,244
Weighted average shares used in computing net income per Series A-1 and Series A-2 share	32,176,676	—		—
Weighted average shares used in computing net income per Series A-3 Share	18,990,997	—		—
Weighted average shares used in computing net income per Series B share	67,182,243	—		—
Weighted average shares used in computing net income per Series C Share	34,540,898	—		—
Weighted average shares used in computing net income per Series D share	28,348,231	—		—

Denominator for computing net (loss) income per share-diluted:
Weighted average shares outstanding used in computing net (loss) income per ordinary share-diluted	85,293,775	401,396,548	(i)	407,041,165	(ii)

Net (loss) income per ordinary share attributable to Momo Inc. - basic	$(0.97)	$0.04		$0.38
Net income per participating nonvested restricted share	$—	$0.04		$0.38
Net income per Series A-1 and Series A-2 share	$0.96	$—		$—
Net income per Series A-3 share	$0.03	$—		$—
Net income per Series B share	$0.05	$—		$—
Net income per Series C share	$0.16	$—		$—
Net income per Series D share	$0.62	$—		$—

Net (loss) income per ordinary share attributable to Momo Inc. - diluted	$(0.97)	$0.03		$0.36

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net loss or income per ordinary share for the years ended December 31, 2014, 2015 and 2016, because their effect is anti-dilutive:

	For the years ended December 31,
	2014	2015	2016
Share issuable upon exercise of share options	21,831,082	904,489	152,500
Share issuable upon exercise of RSUs	—	15,001	50,000
Share issuable upon vesting of nonvested restricted shares	60,951,591	—	—
Share issuable upon conversion of Series A-1 and Series A-2 shares	32,176,676	—	—
Share issuable upon conversion of Series A-3 shares	18,990,997	—	—
Share issuable upon conversion of Series B shares	67,182,243	—	—
Share issuable upon conversion of Series C shares	34,540,898	—	—
Share issuable upon conversion of Series D shares	28,348,231	—	—

(i)	For the year 2015, an incremental weighted average number of 35,759,066 nonvested restricted shares and an incremental weighted average number of 22,991,200 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.

(ii)	For the year 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.